Financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of movement in the merchant cash advances
The movement in the merchant cash advances is as follows:

	2024	2023
	$	$

Balance - Beginning of fiscal year	29,492	6,300
Principal issued	165,884	54,659
Principal collected	(132,277)	(38,887)
Transaction-based revenues from fees collected incorporating fair value movement	17,158	8,196
General & administrative expenses from amounts deemed uncollectible	(6,021)	(776)

Balance - End of fiscal year	74,236	29,492

Disclosure of fair value measurement of liabilities
As at March 31, 2024 and 2023, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2024			March 31, 2023

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	722,102	722,102	Level 1	800,154	800,154
Restricted cash and restricted deposits	Level 1	1,950	1,950	Level 1	1,774	1,774
Merchant cash advances	Level 3	74,236	74,236	Level 3	29,492	29,492
Foreign exchange forward contracts	Level 2	257	257	Level 2	0	0
Investments	Level 3	0	0	Level 3	1,519	1,519
Liabilities:
Foreign exchange forward contracts	Level 2	0	0	Level 2	125	125

Financial instruments measured at fair value in the condensed interim consolidated balance sheet
As at March 31, 2024 and 2023, financial instruments measured at fair value in the consolidated balance sheets were as follows:

	March 31, 2024			March 31, 2023

	Fair value hierarchy	Carrying amount	Fair value	Fair value hierarchy	Carrying amount	Fair value
		$	$		$	$

Assets:
Cash and cash equivalents	Level 1	722,102	722,102	Level 1	800,154	800,154
Restricted cash and restricted deposits	Level 1	1,950	1,950	Level 1	1,774	1,774
Merchant cash advances	Level 3	74,236	74,236	Level 3	29,492	29,492
Foreign exchange forward contracts	Level 2	257	257	Level 2	0	0
Investments	Level 3	0	0	Level 3	1,519	1,519
Liabilities:
Foreign exchange forward contracts	Level 2	0	0	Level 2	125	125

Disclosure of provision matrix
The loss allowance as at March 31, 2024 and 2023 was determined as follows:
2024

	Not past due and limited risk	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	12%	31%	48%	63%	69%
Gross carrying amount	38,665	3,390	1,314	626	1,407	2,730

Loss allowance	1,172	407	407	300	886	1,884
2023

	Not past due and limited risk	0–30	30–60	60–90	90–180	180+

Expected loss rate	3%	15%	48%	67%	69%	71%
Gross carrying amount	28,209	4,649	1,418	521	989	1,381

Loss allowance	741	697	681	349	682	981

Changes in the loss allowance	Changes in the loss allowance were as follows:

	2024	2023
	$	$

Balance – Beginning of fiscal year	4,131	3,043
Increase	4,015	3,076
Write-offs	(3,090)	(1,988)

Balance – End of fiscal year	5,056	4,131

Maturity of financial liabilities
The maturity analysis of lease liabilities as at March 31, 2024 is as follows:

Fiscal Year	$

2025	6,942
2026	5,073
2027	3,676
2028	3,133
2029	2,412
2030	1,975

Total minimum payments	23,211
As at March 31, 2024 and 2023, the maturity analysis of financial liabilities represented the following:
2024

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,679	—	—	68,679
Other long-term liabilities	—	967	—	967
2023

	<1 Year	1 to 5 Years	>5 Years	Total
	$	$	$	$

Accounts payable and accrued liabilities	68,827	—	—	68,827
Other long-term liabilities	—	1,026	—	1,026

Currency Risk	The following table provides a summary of the Company's foreign exchange exposures, after taking into account relevant foreign exchange forward contracts, expressed in thousands of US dollars:

2024	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,039	4,446	1,375	1,638	2,088	924	13,510
Trade and other receivables	13,769	4,823	1,403	1,841	769	914	23,519
Merchant cash advances	10,252	5,734	6,958	5,620	621	—	29,185
Accounts payable and accrued liabilities	(12,952)	(9,747)	(3,454)	(2,208)	(2,299)	(3,258)	(33,918)
Other long-term liabilities	(275)	(224)	(67)	(174)	—	(41)	(781)
Lease liabilities	(10,154)	(2,971)	(1,484)	(3,033)	(1,456)	(948)	(20,046)

Net financial position exposure	3,679	2,061	4,731	3,684	(277)	(2,409)	11,469

2023	CAD	EUR	AUD	GBP	NZD	Other	Total
	$	$	$	$	$	$	$

Cash and cash equivalents and restricted cash	3,336	5,828	2,078	1,907	1,302	1,691	16,142
Trade and other receivables	1,781	9,004	3,915	1,456	9	2,948	19,113
Merchant cash advances	1,935	—	4,284	224	—	—	6,443
Accounts payable and accrued liabilities	(10,615)	(8,948)	(3,604)	(1,561)	(2,583)	(2,044)	(29,355)
Other long-term liabilities	(231)	(267)	(68)	(119)	—	(53)	(738)
Lease liabilities	(11,805)	(3,258)	(1,870)	(4,085)	(211)	(866)	(22,095)

Net financial position exposure	(15,599)	2,359	4,735	(2,178)	(1,483)	1,676	(10,490)
The table below shows the immediate change in loss before income taxes of a 1% strengthening in the average exchange rate of significant currencies to which the Company has transaction exposure for the fiscal years ended March 31, 2024 and 2023. The sensitivity associated with a 1% weakening of a particular currency would be equal and opposite. This assumes that each currency moves in isolation.

	CAD	EUR	AUD	GBP	NZD	Other
	$	$	$	$	$	$

2024	(163)	246	138	(89)	(160)	(125)
2023	(84)	(58)	161	111	(152)	15

Hedging reserve
Hedging reserve

	2024	2023
	$	$

Balance - Beginning of fiscal year	(125)	23
Unrealized gains (losses) on fair value that may be subsequently reclassified to consolidated statements of loss	512	(3,386)
Losses (gains) reclassified to direct cost of revenues, general and administrative expenses, research and development expenses, and sales and marketing expenses.	(130)	3,238
Deferred income tax expense	(68)	—

Balance - Beginning of fiscal year	189	(125)